Financial Risk Management - Summary of Items Designated as Hedged Items (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Detailed Information About Hedging Instruments [Line Items]
Cash Flow hedge reserve	$ (4,583)	$ 60,720	$ 130,624
Variable-rate instruments [Member]
Disclosure Of Detailed Information About Hedging Instruments [Line Items]
Change in value used for calculating hedge ineffectiveness	(116,064)	(226,307)	(44,898)
Cash Flow hedge reserve	$ (4,583)	$ 60,720	$ 130,624